QUARTERLY REPORT
Syntax Stratified MidCap ETF
March 31, 2023

Syntax Stratified MidCap ETF
Schedule of Investments
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCK—99.7%
Acadia Healthcare Co., Inc.(a)	927	$66,976
ACI Worldwide, Inc.(a)	1,072	28,923
Acuity Brands, Inc.	84	15,349
Adient PLC(a)	197	8,069
Advanced Drainage Systems, Inc.	125	10,526
AECOM	226	19,056
Affiliated Managers Group, Inc.	294	41,871
AGCO Corp.	245	33,124
Agree Realty Corp., REIT	80	5,489
Alcoa Corp.	406	17,279
Allegro MicroSystems, Inc.(a)	722	34,649
ALLETE, Inc.	320	20,598
Amedisys, Inc.(a)	308	22,653
American Financial Group, Inc.	152	18,468
Amkor Technology, Inc.	2,241	58,311
Annaly Capital Management, Inc.	1,390	26,563
Antero Midstream Corp.	2,374	24,903
Antero Resources Corp.(a)	511	11,799
Apartment Income REIT Corp.	732	26,213
AptarGroup, Inc.	80	9,455
Aramark	1,230	44,034
Arrow Electronics, Inc.(a)	90	11,238
Arrowhead Pharmaceuticals, Inc.(a)	2,772	70,409
ASGN, Inc.(a)	260	21,494
Ashland, Inc.	93	9,552
Aspen Technology, Inc.(a)	300	68,661
Associated Banc-Corp	1,249	22,457
Autoliv, Inc.	85	7,936
AutoNation, Inc.(a)	232	31,172
Avient Corp.	267	10,990
Avis Budget Group, Inc.(a)	165	32,142
Avnet, Inc.	247	11,164
Axalta Coating Systems Ltd.(a)	360	10,904
Axon Enterprise, Inc.(a)	151	33,952
Azenta, Inc.(a)	3,136	139,928
Bank of Hawaii Corp.	405	21,092
Bank OZK	167	5,711
Belden, Inc.	162	14,057
BellRing Brands, Inc.(a)	1,606	54,604
BJ's Wholesale Club Holdings, Inc.(a)	340	25,864
Black Hills Corp.	401	25,303
Blackbaud, Inc.(a)	464	32,155
Boston Beer Co., Inc., Class A(a)	100	32,870
Boyd Gaming Corp.	230	14,748
Brighthouse Financial, Inc.(a)	1,046	46,139
Brink's Co.	373	24,916
Brixmor Property Group, Inc.	250	5,380
Bruker Corp.	238	18,764
Brunswick Corp.	288	23,616
Builders FirstSource, Inc.(a)	211	18,733
Cable One, Inc.	131	91,962
Security Description	Shares	Value
Cabot Corp.	123	$9,427
CACI International, Inc., Class A(a)	76	22,517
Cadence Bank	252	5,232
Calix, Inc.(a)	895	47,963
Capri Holdings Ltd.(a)	639	30,033
Carlisle Companies, Inc.	38	8,591
Carter's, Inc.	392	28,193
Casey's General Stores, Inc.	112	24,244
Cathay General Bancorp	158	5,454
Celsius Holdings, Inc.(a)	578	53,719
ChampionX Corp.	838	22,735
Chart Industries, Inc.(a)	79	9,907
Chemed Corp.	53	28,501
Chemours Co.	290	8,683
Choice Hotels International, Inc.	120	14,063
Chord Energy Corp.	90	12,114
Churchill Downs, Inc.	58	14,909
Ciena Corp.(a)	857	45,010
Cirrus Logic, Inc.(a)	316	34,564
Clean Harbors, Inc.(a)	180	25,661
Cleveland-Cliffs, Inc.(a)	938	17,194
CNO Financial Group, Inc.	2,246	49,839
CNX Resources Corp.(a)	792	12,688
Coca-Cola Consolidated, Inc.	93	49,762
Cognex Corp.	673	33,347
Coherent Corp.(a)	357	13,595
Columbia Banking System, Inc.	256	5,484
Columbia Sportswear Co.	318	28,696
Commerce Bancshares, Inc.	234	13,654
Commercial Metals Co.	381	18,631
CommVault Systems, Inc.(a)	1,152	65,364
Concentrix Corp.	165	20,056
Corporate Office Properties Trust	252	5,975
Coty, Inc., Class A(a)	8,930	107,696
Cousins Properties, Inc.	276	5,901
Crane NXT Co.	115	13,053
Crocs, Inc.(a)	239	30,219
CubeSmart	559	25,837
Cullen/Frost Bankers, Inc.	120	12,641
Curtiss-Wright Corp.	73	12,867
Dana, Inc.	548	8,247
Darling Ingredients, Inc.(a)	533	31,127
Deckers Outdoor Corp.(a)	66	29,670
Dick's Sporting Goods, Inc.	219	31,074
Donaldson Co., Inc.	167	10,912
Douglas Emmett, Inc.	481	5,931
DT Midstream, Inc.	483	23,846
Dynatrace, Inc.(a)	1,665	70,429
Eagle Materials, Inc.	157	23,040
East West Bancorp, Inc.	96	5,328
EastGroup Properties, Inc.	91	15,044
EMCOR Group, Inc.	123	19,999

Syntax Stratified MidCap ETF
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Encompass Health Corp.	477	$25,806
Energizer Holdings, Inc.	2,860	99,242
EnerSys	193	16,768
Enovis Corp.(a)	631	33,752
Envestnet, Inc.(a)	453	26,578
Envista Holdings Corp.(a)	911	37,242
EPR Properties	141	5,372
Equitrans Midstream Corp.	4,182	24,172
Esab Corp.	534	31,543
Essent Group Ltd.	802	32,120
Essential Utilities, Inc.	574	25,055
Euronet Worldwide, Inc.(a)	362	40,508
Evercore, Inc., Class A	178	20,538
Exelixis, Inc.(a)	4,379	84,996
ExlService Holdings, Inc.(a)	140	22,656
Exponent, Inc.	315	31,402
Federated Hermes, Inc.	1,098	44,074
First American Financial Corp.	687	38,238
First Financial Bankshares, Inc.	186	5,933
First Horizon Corp.	707	12,570
First Industrial Realty Trust, Inc.	280	14,896
FirstCash Holdings, Inc.	323	30,805
Five Below, Inc.(a)	164	33,779
Flowers Foods, Inc.	1,176	32,234
Flowserve Corp.	329	11,186
Fluor Corp.(a)	716	22,132
FNB Corp.	477	5,533
Foot Locker, Inc.	640	25,402
Fortune Brands Innovations, Inc.	304	17,854
Fox Factory Holding Corp.(a)	71	8,617
Frontier Communications Parent, Inc.(a)	3,499	79,672
FTI Consulting, Inc.(a)	113	22,301
Fulton Financial Corp.	396	5,473
GameStop Corp., Class A(a)	1,849	42,564
Gap, Inc.	2,519	25,291
GATX Corp.	153	16,833
Genpact Ltd.	474	21,908
Gentex Corp.	890	24,947
Glacier Bancorp, Inc.	147	6,175
Globus Medical, Inc., Class A(a)	625	35,400
Goodyear Tire & Rubber Co.(a)	732	8,067
Graco, Inc.	157	11,463
Graham Holdings Co., Class B	57	33,963
Grand Canyon Education, Inc.(a)	296	33,714
Greif, Inc., Class A	173	10,963
Grocery Outlet Holding Corp.(a)	959	27,101
GXO Logistics, Inc.(a)	343	17,308
H&R Block, Inc.	1,199	42,265
Haemonetics Corp.(a)	141	11,668
Halozyme Therapeutics, Inc.(a)	1,757	67,100
Hancock Whitney Corp.	334	12,158
Hanover Insurance Group, Inc.	143	18,375
Security Description	Shares	Value
Harley-Davidson, Inc.	603	$22,896
Hawaiian Electric Industries, Inc.	513	19,699
Healthcare Realty Trust, Inc.	3,466	66,998
HealthEquity, Inc.(a)	593	34,815
Helen of Troy Ltd.(a)	939	89,365
Hertz Global Holdings, Inc.(a)	1,855	30,218
Hexcel Corp.	132	9,009
HF Sinclair Corp.	487	23,561
Highwoods Properties, Inc.	260	6,029
Hilton Grand Vacations, Inc.(a)	315	13,995
Home BancShares, Inc.	277	6,014
Hubbell, Inc.	69	16,788
ICU Medical, Inc.(a)	68	11,217
IDACORP, Inc.	189	20,474
Inari Medical, Inc.(a)	186	11,484
Independence Realty Trust, Inc., REIT	1,536	24,622
Ingevity Corp.(a)	128	9,155
Ingredion, Inc.	331	33,673
Insperity, Inc.	309	37,559
Integra LifeSciences Holdings Corp.(a)	203	11,654
Interactive Brokers Group, Inc., Class A	532	43,922
International Bancshares Corp.	136	5,824
IPG Photonics Corp.(a)	270	33,294
Iridium Communications, Inc.	1,454	90,046
ITT, Inc.	148	12,772
Jabil, Inc.	694	61,183
Janus Henderson Group PLC	1,671	44,515
Jazz Pharmaceuticals PLC(a)	545	79,750
Jefferies Financial Group, Inc.	552	17,520
JetBlue Airways Corp.(a)	4,238	30,853
John Wiley & Sons, Inc., Class A	886	34,350
Jones Lang LaSalle, Inc.(a)	140	20,369
KB Home	1,232	49,502
KBR, Inc.	363	19,983
Kemper Corp.	887	48,483
Kilroy Realty Corp.	195	6,318
Kinsale Capital Group, Inc.	60	18,009
Kirby Corp.(a)	340	23,698
Kite Realty Group Trust, REIT	262	5,481
Knight-Swift Transportation Holdings, Inc.	284	16,069
Kohl's Corp.	1,101	25,918
Kyndryl Holdings, Inc.(a)	1,460	21,550
Lamar Advertising Co., Class A	56	5,594
Lancaster Colony Corp.	173	35,098
Landstar System, Inc.	92	16,492
Lantheus Holdings, Inc.(a)	237	19,567
Lattice Semiconductor Corp.(a)	367	35,048
Lear Corp.	60	8,369
Leggett & Platt, Inc.	546	17,406
Lennox International, Inc.	72	18,092
Life Storage, Inc.	217	28,447
Light & Wonder, Inc.(a)	1,483	89,054

Syntax Stratified MidCap ETF
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Lincoln Electric Holdings, Inc.	193	$32,636
Lithia Motors, Inc.	129	29,532
Littelfuse, Inc.	61	16,353
LivaNova PLC(a)	827	36,041
Louisiana-Pacific Corp.	255	13,824
Lumentum Holdings, Inc.(a)	824	44,504
Macerich Co.	499	5,289
MACOM Technology Solutions Holdings, Inc.(a)	455	32,232
Macy's, Inc.	1,397	24,434
Manhattan Associates, Inc.(a)	184	28,492
ManpowerGroup, Inc.	262	21,623
Marriott Vacations Worldwide Corp.	98	13,216
Masimo Corp.(a)	97	17,900
MasTec, Inc.(a)	201	18,982
Matador Resources Co.	235	11,198
Mattel, Inc.(a)	1,044	19,220
Maximus, Inc.	475	37,382
MDU Resources Group, Inc.	715	21,793
Medical Properties Trust, Inc.	7,269	59,751
Medpace Holdings, Inc.(a)	323	60,740
Mercury Systems, Inc.(a)	274	14,007
MGIC Investment Corp.	2,476	33,228
Middleby Corp.(a)	221	32,401
MKS Instruments, Inc.	1,461	129,474
MP Materials Corp.(a)	620	17,478
MSA Safety, Inc.	238	31,773
MSC Industrial Direct Co., Inc., Class A	129	10,836
Murphy Oil Corp.	328	12,129
Murphy USA, Inc.	96	24,773
National Fuel Gas Co.	435	25,117
National Instruments Corp.	1,288	67,504
National Retail Properties, Inc.	126	5,563
National Storage Affiliates Trust	633	26,447
Navient Corp.	1,714	27,407
NCR Corp.(a)	3,769	88,911
Neogen Corp.(a)	982	18,187
Neurocrine Biosciences, Inc.(a)	766	77,535
New Jersey Resources Corp.	481	25,589
New York Community Bancorp, Inc.	826	7,467
New York Times Co., Class A	878	34,137
NewMarket Corp.	25	9,125
Nexstar Media Group, Inc.	259	44,719
Nordstrom, Inc.	1,502	24,438
NorthWestern Corp.	344	19,904
NOV, Inc.	1,189	22,008
Novanta, Inc.(a)	93	14,795
nVent Electric PLC	365	15,673
OGE Energy Corp.	558	21,014
Old National Bancorp	381	5,494
Old Republic International Corp.	756	18,877
Olin Corp.	200	11,100
Security Description	Shares	Value
Ollie's Bargain Outlet Holdings, Inc.(a)	596	$34,532
Omega Healthcare Investors, Inc.	2,332	63,920
Omnicell, Inc.(a)	206	12,086
ONE Gas, Inc.	321	25,433
Option Care Health, Inc.(a)	834	26,496
Ormat Technologies, Inc.	223	18,904
Oshkosh Corp.	387	32,191
Owens Corning	98	9,388
PacWest Bancorp	494	4,807
Papa John's International, Inc.	547	40,987
Park Hotels & Resorts, Inc.	1,139	14,078
Patterson Companies, Inc.	403	10,788
Paylocity Holding Corp.(a)	148	29,419
PBF Energy, Inc., Class A	541	23,458
PDC Energy, Inc.	184	11,809
Penn Entertainment, Inc.(a)	502	14,889
Penumbra, Inc.(a)	44	12,262
Performance Food Group Co.(a)	468	28,239
Perrigo Co. PLC	2,038	73,103
Physicians Realty Trust	425	6,345
Pilgrim's Pride Corp.(a)	1,342	31,108
Pinnacle Financial Partners, Inc.	101	5,571
PNM Resources, Inc.	389	18,937
Polaris, Inc.	214	23,675
Portland General Electric Co.	421	20,583
Post Holdings, Inc.(a)	552	49,608
PotlatchDeltic Corp.	300	14,850
Power Integrations, Inc.	393	33,264
Primerica, Inc.	304	52,361
Progyny, Inc.(a)	837	26,884
Prosperity Bancshares, Inc.	97	5,967
PVH Corp.	364	32,454
Qualys, Inc.(a)	544	70,731
QuidelOrtho Corp.(a)	207	18,442
R1 RCM, Inc.(a)	1,599	23,985
Range Resources Corp.	465	12,309
Rayonier, Inc.	441	14,668
Regal Rexnord Corp.	86	12,103
Reinsurance Group of America, Inc.	238	31,597
Reliance Steel & Aluminum Co.	72	18,485
RenaissanceRe Holdings Ltd.	163	32,655
Repligen Corp.(a)	342	57,579
Rexford Industrial Realty, Inc.	251	14,972
RH(a)	65	15,831
RLI Corp.	137	18,209
Royal Gold, Inc.	163	21,143
RPM International, Inc.	123	10,731
Ryder System, Inc.	175	15,617
Sabra Health Care REIT, Inc.	5,712	65,688
Saia, Inc.(a)	59	16,053
Science Applications International Corp.	205	22,029
Scotts Miracle-Gro Co.	1,295	90,313

Syntax Stratified MidCap ETF
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
SEI Investments Co.	757	$43,565
Selective Insurance Group, Inc.	195	18,589
Sensient Technologies Corp.	131	10,029
Service Corp. International	494	33,977
Shockwave Medical, Inc.(a)	56	12,142
Silgan Holdings, Inc.	209	11,217
Silicon Laboratories, Inc.(a)	190	33,267
Simpson Manufacturing Co., Inc.	88	9,648
SiTime Corp.(a)	255	36,269
Skechers USA, Inc., Class A(a)	637	30,270
SLM Corp.	2,211	27,394
Sonoco Products Co.	191	11,651
Sotera Health Co.(a)	1,459	26,131
SouthState Corp.	80	5,701
Southwest Gas Holdings, Inc.	405	25,292
Southwestern Energy Co.(a)	2,421	12,105
Spire, Inc.	361	25,321
Spirit Realty Capital, Inc.	137	5,458
Sprouts Farmers Market, Inc.(a)	772	27,043
STAAR Surgical Co.(a)	604	38,626
Starwood Property Trust, Inc.	335	5,926
Stericycle, Inc.(a)	553	24,116
Stifel Financial Corp.	730	43,136
SunPower Corp.(a)	1,309	18,117
Sunrun, Inc.(a)	924	18,619
Super Micro Computer, Inc.(a)	460	49,013
Synaptics, Inc.(a)	295	32,789
Syneos Health, Inc.(a)	1,613	57,455
Synovus Financial Corp.	177	5,457
Taylor Morrison Home Corp.(a)	1,209	46,256
TD SYNNEX Corp.	117	11,324
TEGNA, Inc.	2,747	46,452
Tempur Sealy International, Inc.	442	17,455
Tenet Healthcare Corp.(a)	1,216	72,255
Teradata Corp.(a)	1,693	68,194
Terex Corp.	601	29,076
Tetra Tech, Inc.	142	20,861
Texas Capital Bancshares, Inc.(a)	417	20,416
Texas Roadhouse, Inc.	629	67,970
Thor Industries, Inc.	290	23,096
Timken Co.	109	8,907
Toll Brothers, Inc.	744	44,662
TopBuild Corp.(a)	88	18,316
Topgolf Callaway Brands Corp.(a)	774	16,734
Toro Co.	295	32,792
Travel & Leisure Co.	363	14,230
Trex Co., Inc.(a)	359	17,473
TripAdvisor, Inc.(a)	6,521	129,507
U.S. Foods Holding Corp.(a)	705	26,043
UFP Industries, Inc.	135	10,728
UGI Corp.	681	23,672
Security Description	Shares	Value
UMB Financial Corp.	184	$10,620
Under Armour, Inc., Class A(a)	1,540	14,615
Under Armour, Inc., Class C(a)	1,746	14,893
United Bankshares, Inc.	168	5,914
United States Steel Corp.	673	17,565
United Therapeutics Corp.(a)	317	70,995
Univar Solutions, Inc.(a)	334	11,700
Universal Display Corp.	99	15,358
Unum Group	1,268	50,162
Valaris Ltd.(a)	370	24,072
Valley National Bancorp	607	5,609
Valmont Industries, Inc.	29	9,259
Valvoline, Inc.	311	10,866
Vicor Corp.(a)	374	17,556
Victoria's Secret & Co.(a)	859	29,335
Vishay Intertechnology, Inc.	638	14,432
Visteon Corp.(a)	151	23,681
Vontier Corp.	1,248	34,120
Vornado Realty Trust, REIT	355	5,456
Voya Financial, Inc.	619	44,234
Watsco, Inc.	34	10,817
Watts Water Technologies, Inc., Class A	64	10,772
Webster Financial Corp.	594	23,415
Wendy's Co.	2,043	44,497
Werner Enterprises, Inc.	350	15,922
Western Union Co.	3,291	36,695
Westlake Corp.	95	11,018
WEX, Inc.(a)	205	37,697
Williams-Sonoma, Inc.	265	32,240
Wingstop, Inc.	388	71,229
Wintrust Financial Corp.	178	12,985
Wolfspeed, Inc.(a)	219	14,224
Woodward, Inc.	136	13,242
World Wrestling Entertainment, Inc., Class A	523	47,729
Worthington Industries, Inc.	163	10,538
Wyndham Hotels & Resorts, Inc.	200	13,570
Xerox Holdings Corp.	3,650	56,210
XPO, Inc.(a)	461	14,706
YETI Holdings, Inc.(a)	467	18,680
Ziff Davis, Inc.(a)	1,731	135,105
TOTAL INVESTMENTS—99.7% (Cost $10,578,455)		11,048,663
OTHER ASSETS IN EXCESS OF LIABILITIES—0.3%		27,701
NET ASSETS—100.0%		$11,076,364

(a)	Non-income producing security.

PLC=Public Limited Company
REIT=Real Estate Investment Trust

Syntax Stratified MidCap ETF
Schedule of Investments
March 31, 2023 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1	Level 2	Level 3	Total
Syntax Stratified MidCap ETF
INVESTMENTS:
Common Stock	$11,048,663	$—	$—	$11,048,663
Total	$11,048,663	$—	$—	$11,048,663

Syntax Stratified MidCap ETF
Schedule of Investments
March 31, 2023 (Unaudited)

INDUSTRY BREAKDOWN
As of March 31, 2023*
INDUSTRY	PERCENTAGE OF NET ASSETS
Healthcare Providers and Facilities	4.5%
Business Software for Specific Uses	4.5
Production Equipment	3.5
Marketed Pharmaceuticals	3.4
Commercial Hardware	3.3
Semiconductor Services and Equipment	3.0
Transaction Services	2.6
Content Providers	2.5
Management and IT Services	2.5
Home Office and Consumer Equipment Manufacture	2.4
Restaurants	2.4
Real Estate Operators and Developers	2.4
Rental	2.4
Telecommunication Networks	2.4
Investment Services	2.3
Commercial Insurance	2.3
Consumer Insurance	2.2
Real Estate Banking	2.1
Processed Foods	2.0
Analog and Mixed Signal Integrated Circuits	1.8
Gas and Water Utilities	1.8
Specialty Services	1.8
Information and Electrical Components	1.8
Distribution Services	1.8
Auto Products	1.7
Home Office and Consumer Equipment Retail	1.7
Household Products	1.7
Upstream Energy	1.7
Mechanical Components	1.6
Medical Research Services and Equipment	1.6
Hospital Equipment	1.6
Non Real Estate Banking	1.5
Transportation Services	1.4
Accessories and Footwear	1.3
Medical Devices	1.3
Branded Apparel	1.3
Internet Services	1.2
Food Distributors	1.2
Other Natural Resources	1.2
Chemicals	1.2
Search and Social Networks	1.2
Metals	1.2
Electric Regulated	1.1
INDUSTRY	PERCENTAGE OF NET ASSETS
Personal Products	1.0%
Apparel Retailers	0.9
Midstream Energy	0.9
Downstream Energy	0.9
Primary Foods	0.9
Brokers and Dealers	0.8
Electric Competitive	0.7
Other Pharmaceuticals	0.7
Clinical Stage Pharmaceuticals	0.6
Digital Integrated Circuits	0.6
Contract Electronics Services	0.5
Business Software for Specific Industries	0.5
End User Hardware	0.5
Vitamins and Nutritional Supplements	0.5
Consumer Services	0.3
Transport Aerospace and Defense Equipment	0.3
Alcohol and Tobacco	0.3
Healthcare Insurance	0.2
Industrial Conglomerates	0.1
Healthcare Products Distribution	0.1
Other Assets in Excess of Liabilities	0.3
Total	100.0%
*    The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

Syntax Stratified MidCap ETF
Notes to Schedule of Investments
March 31, 2023 (Unaudited)

Investment Valuation
The following methodologies are used to determine the market value or fair value of investments.
Market Value: Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
Fair Valuation: Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Quoted prices in active markets for identical investments
•	Level 2 — Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The value of the Fund’s investments according to the fair value hierarchy as of March 31, 2023 is disclosed in the Fund’s respective Schedule of Investments.
Other information regarding the Fund is available on the Fund's website at www.syntaxadvisors.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.